Annual Total Returns [BarChart] - Nuveen New Mexico Municipal Bond Fund - Class A	Sep. 30, 2020
Bar Chart Table:
Annual Return 2010	1.67%
Annual Return 2011	10.10%
Annual Return 2012	5.87%
Annual Return 2013	(4.74%)
Annual Return 2014	8.50%
Annual Return 2015	3.69%
Annual Return 2016	0.26%
Annual Return 2017	4.50%
Annual Return 2018	0.97%
Annual Return 2019	6.11%